Supplemental Guarantor Information - Condensed Consolidating Statements of Financial Position (Detail) $ in Thousands, $ in Millions	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 MXN ($)	Dec. 31, 2014 MXN ($)
Assets:
Cash and cash equivalents	$ 24,270,473	$ 1,227	$ 23,218,383	$ 1,172	$ 45,160,032	$ 66,473,703
Marketable securities	59,120,676		54,857,157
Accounts receivable, net	201,813,528		206,683,590
Related parties	868,230	44	740,492
Inventories, net	38,809,565	1,961	36,871,292
Other current assets	17,352,746	877	19,538,093
Property, plant and equipment, net	676,343,198	34,182	701,190,066		573,528,878	588,106,180
Investments in associated companies	3,735,172	189	3,603,484		3,110,570
Intangible assets and other non-current assets, net	463,898,264		468,339,717
Total assets	1,486,211,852	75,112	1,515,042,274		1,296,486,813
Liabilities:
Short-term debt and current portion of long-term debt	51,745,841	2,615	82,607,259
Current liabilities	361,590,656		387,395,990
Long-term debt	646,139,058	32,655	625,194,144
Other non-currentliabilities	166,102,780		148,821,114
Total liabilities	1,225,578,335	61,941	1,244,018,507		1,135,632,627
Equity attributable to equity holders of the parent	194,164,312	9,812	208,915,243
Non-controllinginterests	66,469,205	3,359	62,108,524
Total equity	260,633,517	13,171	271,023,767		160,854,186	234,639,048
Total liabilities and equity	1,486,211,852	$ 75,112	1,515,042,274
Parent [member]
Assets:
Cash and cash equivalents	7,018,559		4,107,645		13,803,584	25,654,313
Marketable securities	10,303,535		11,716,039
Accounts receivable, net	9,874,652		41,086,859
Related parties	208,240,067		271,373,391
Inventories, net	264,649		323,642
Other current assets	17,805,747
Property, plant and equipment, net	1,996,721		2,774,540
Investments in associated companies	747,771,790		704,272,725
Intangible assets and other non-current assets, net	4,104,268		11,734,707
Total assets	1,007,379,988		1,047,389,548
Liabilities:
Short-term debt and current portion of long-term debt	34,345,398		57,213,648
Current liabilities	161,940,198		222,336,894
Long-term debt	547,728,176		555,475,368
Other non-currentliabilities	69,201,904		3,448,396
Total liabilities	813,215,676		838,474,306
Equity attributable to equity holders of the parent	194,164,312		208,915,242
Total equity	194,164,312		208,915,242
Total liabilities and equity	1,007,379,988		1,047,389,548
Wholly-owned guarantor subsidiary [member]
Assets:
Cash and cash equivalents	3,553,352		1,948,159		1,468,036	1,395,096
Accounts receivable, net	24,064,936		23,541,672
Related parties	957,704		14,461,731
Inventories, net	16,700,837		10,246,083
Other current assets	922,245		951,739
Property, plant and equipment, net	24,287,904		24,124,644
Investments in associated companies	35,569,788		134,150,348
Intangible assets and other non-current assets, net	73,557,904		25,653,093
Total assets	179,614,670		235,077,469
Liabilities:
Current liabilities	41,304,845		178,205,640
Other non-currentliabilities	132,728,838		885,834
Total liabilities	174,033,683		179,091,474
Equity attributable to equity holders of the parent	5,580,987		55,985,995
Total equity	5,580,987		55,985,995
Total liabilities and equity	179,614,670		235,077,469
Combined non-guarantor subsidiaries [member]
Assets:
Cash and cash equivalents	13,698,562		17,162,579		$ 29,888,412	$ 39,424,294
Marketable securities	48,817,141		43,141,118
Accounts receivable, net	167,873,940		142,056,406
Related parties	503,895,549		379,358,127
Inventories, net	21,844,079		26,575,972
Other current assets	(1,375,246)		18,586,354
Property, plant and equipment, net	650,058,573		674,290,882
Investments in associated companies	3,457,152		59,589,480
Intangible assets and other non-current assets, net	386,236,092		430,951,917
Total assets	1,794,505,842		1,791,712,835
Liabilities:
Short-term debt and current portion of long-term debt	17,400,443		25,393,611
Current liabilities	797,880,314		643,759,333
Long-term debt	98,410,882		69,718,776
Other non-currentliabilities	40,909,234		152,707,752
Total liabilities	954,600,873		891,579,472
Equity attributable to equity holders of the parent	741,988,231		714,469,820
Non-controllinginterests	97,916,738		185,663,543
Total equity	839,904,969		900,133,363
Total liabilities and equity	1,794,505,842		1,791,712,835
Eliminations [member]
Assets:
Accounts receivable, net			(1,347)
Related parties	(712,225,090)		(664,452,757)
Inventories, net			(274,405)
Investments in associated companies	(783,063,558)		(894,409,069)
Total assets	(1,495,288,648)		(1,559,137,578)
Liabilities:
Current liabilities	(639,534,701)		(656,905,877)
Other non-currentliabilities	(76,737,196)		(8,220,868)
Total liabilities	(716,271,897)		(665,126,745)
Equity attributable to equity holders of the parent	(747,569,218)		(770,455,814)
Non-controllinginterests	(31,447,533)		(123,555,019)
Total equity	(779,016,751)		(894,010,833)
Total liabilities and equity	$ (1,495,288,648)		$ (1,559,137,578)